UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 2054
                                    Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      100 Throckmorton St., Suite 700
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas   July 16, 2012

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total:  $46,897 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                         FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
ASBURY AUTOMOTIVE             EQUITY            043436104   1066  45000       SH       SOLE                 45000       0     0
CASH AMERICA INVESTMENTS      EQUITY            14754D100   3884  88200       SH       SOLE                 88200       0     0
EMULEX CORP.                  EQUITY            292475209   768   106723      SH       SOLE                 106723      0     0
ENDEAVOR INTERNATIONAL CORP   EQUITY            29259G200   1248  148600      SH       SOLE                 148600      0     0
ENERGY PARTNERS LTD           EQUITY            29270U303   3221  190598      SH       SOLE                 190598      0     0
GUESS ? INC.                  EQUITY            401617105   1822  60000       SH       SOLE                 60000       0     0
GLU MOBILE INC.               EQUITY            379890106   2575  463900      SH       SOLE                 463900      0     0
GULFPORT ENERGY CORP          EQUITY            402635304   2785  135000      SH       SOLE                 13500       0     0
GASTAR EXPLORATION            EQUITY            367299203   1132  568728      SH       SOLE                 568728      0     0
LENDER PROCESSING SERVICES    EQUITY            52602E102   1896  75000       SH       SOLE                 75000       0     0
LSB INDUSTRIES                EQUITY            502160104   2765  89457       SH       SOLE                 89457       0     0
NATIONAL CINEMEDIA INC        EQUITY            635309107   2752  181400      SH       SOLE                 181400      0     0
NETSPEND HOLDINGS             EQUITY            64118V106   2849  310000      SH       SOLE                 310000      0     0
OMNIAMERICAN BANCORP INC      EQUITY            68216R107   281   13100       SH       SOLE                 13100       0     0
OBAGI MEDICAL PRODUCTS        EQUITY            67423R108   3779  247451      SH       SOLE                 247451      0     0
PENSKE AUTOMOTIVE             EQUITY            70959W103   1487  70000       SH       SOLE                 70000       0     0
PANTRY INC                    EQUITY            698657103   1986  135100      SH       SOLE                 135100      0     0
RUSH ENTERPRISES INC          EQUITY            781846209   2049  125295      SH       SOLE                 125295      0     0
SAFEGUARD SCIENTIFICS INC     EQUITY            786449207   3166  204500      SH       SOLE                 204500      0     0
SODASTREAM INTERNATIONAL      EQUITY            M9068E105   1229  30000       SH       SOLE                 30000       0     0
SUNOPTA INC                   EQUITY            8676EP108   2249  400831      SH       SOLE                 400831      0     0
VIEWPOINT FINANCIAL GROUP     EQUITY            92672A101   1908  122000      SH       SOLE                 122000      0     0
    Page Column Totals                                      46897